UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.6%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	19,670,000		23,924,621
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000		15,125,850
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	a	13,425,800
Alaska--.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000		6,496,674
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	6,850,000		5,242,922
Arizona--1.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000		10,360,890
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000		6,086,813
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000		4,834,453
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000		4,579,562
California--17.2%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/28	5,000,000		5,877,500
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,162,235
California,
GO (Various Purpose)	5.75	4/1/31	13,325,000		15,705,644
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		18,328,200

California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		16,991,100
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,751,217
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		8,186,240
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	255,000		289,904
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.00	6/1/18	7,595,000	b	8,717,237
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,515,480
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/28	5,000,000		5,879,650
California State Public Works
Board, LR (Various Capital
Projects)	5.00	12/1/25	5,000,000		6,040,050
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/38	2,500,000		2,812,800
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000		6,095,788
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		5,801,100
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,006,752
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,937,000
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,000,000		16,851,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,970,000		4,694,960
Los Angeles Department of
Airports, Senior Revenue (Los

Angeles International Airport)	5.00	5/15/28	2,850,000		3,298,932
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/33	5,000,000		5,680,500
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	6,450,000		7,736,968
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/28	7,990,000		9,403,351
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/35	5,750,000		6,673,622
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000		13,319,680
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,240,355
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,649,922
San Diego County Regional Airport
Authority, Senior Airport
Revenue	5.00	7/1/43	6,000,000		6,599,520
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,950,460
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		16,318,865
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,574,300
Colorado--2.3%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/27	6,000,000		7,110,420
City and County of Denver,
Airport System Subordinate
Revenue	5.25	11/15/43	6,000,000		6,634,020
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000		4,600,120
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,495,440
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	c	5,926,280
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,738,650
Connecticut--1.1%
Connecticut,
Special Tax Obligation Revenue

(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,946,275
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		7,044,420
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/34	5,025,000		5,856,235
Delaware--.5%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000		7,162,890
Florida--8.6%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,896,940
Broward County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/17	5,000,000		5,543,700
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		8,179,010
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		11,118,700
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,708,480
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,522,320
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/24	5,630,000		6,808,922
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	1,870,000		1,911,514
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		6,083,664
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	b	290,172
Jacksonville Electric Authority,
Electric System Subordinated
Revenue	5.00	10/1/27	2,250,000		2,653,582
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,963,925
Lee County,

Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/21	4,000,000		4,736,960
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,750,900
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		4,009,565
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,655,650
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,532,650
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,796,810
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	6,000,000		6,803,100
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.18	11/15/23	5,275,000	d	5,017,844
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,595,200
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		6,753,500
Georgia--3.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,070,100
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000		3,968,475
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		10,772,204
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,824,050
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,473,639
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,797,955
Idaho--.5%
Power County Industrial

Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,639,564
Illinois--8.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000	5,426,143
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000	22,433,799
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000	3,465,210
Illinois,
GO	5.50	7/1/38	6,000,000	6,637,200
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000	5,958,300
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000	10,806,535
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	11,697,618
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,955,070
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,793,140
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,500,000	2,718,200
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000	14,143,221
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/16	7,275,000	7,734,635
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	5,500,000	6,470,695
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,480,000	1,733,583
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/27	5,000,000	5,754,900
University of Illinois Board of
Trustees, Auxiliary Facilities

System Revenue (University of
Illinois)	5.00	4/1/44	5,000,000	5,544,650
Iowa--.8%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	4,000,000	4,575,600
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/25	5,910,000	6,847,799
Kentucky--2.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	10,320,562
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	6,000,000	6,856,800
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,025,823
University of Kentucky,
General Receipts Bonds	5.25	10/1/19	5,565,000	6,598,810
Louisiana--2.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,269,780
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,464,210
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,713,300
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/28	13,425,000	14,553,908
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	9,000,000	9,914,220
Maine--.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	5,000,000	5,928,550
Maryland--1.8%

Maryland,
GO (State and Local Facilities
Loan)	5.25	8/1/20	10,000,000		12,136,200
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/22	5,000,000		6,144,450
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	2,500,000		2,698,975
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	4,730,000		5,763,883
Massachusetts--4.5%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	10,000,000	b	11,236,700
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	10,000,000		12,527,300
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000		12,132,450
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	6,705,000		7,361,554
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000		3,438,960
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000		6,059,988
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	7,325,000		8,582,629
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000		5,753,150
Michigan--3.1%
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	7,710,000		9,118,386
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000		2,902,500
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty

Municipal Corp.)	5.00	7/1/30	6,000,000		6,694,080
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000		5,535,550
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	7,000,000		7,974,470
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,620,700
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000		5,135,712
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,870,000		2,870,861
Minnesota--.1%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,565,000		1,840,315
Missouri--.8%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/22	8,380,000		9,681,498
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	5.00	1/1/33	2,200,000		2,520,474
New Jersey--2.6%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)
(Prerefunded)	5.25	2/15/15	9,505,000	b	9,608,224
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,250,000		2,474,460
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/28	3,000,000		3,487,230
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	9,040,000		9,849,803
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,912,500
New Jersey Turnpike Authority,

Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.11	1/1/30	7,500,000	d	6,993,750
New Mexico--.7%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.86	8/1/19	10,000,000	d	10,059,900
New York--14.1%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st
Series)	6.00	9/15/28	25,000,000	e,f	28,307,250
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,544,400
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	10,000,000		11,500,200
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/29	7,375,000		8,673,885
New York City,
GO	5.00	3/1/25	5,000,000		6,016,650
New York City,
GO	5.00	8/1/25	5,380,000		6,439,537
New York City,
GO	5.00	10/1/36	11,505,000		13,007,898
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/25	14,625,000		16,580,216
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/21	6,150,000		6,857,189
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000		8,161,922
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,555,325
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000		17,035,485
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,615,850
New York Liberty Development

Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	7,500,000	f	7,653,300
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		11,886,400
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,682,025
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	3,800,000		4,043,542
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	6,775,000		7,995,584
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/32	7,100,000		8,285,132
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000		5,963,750
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	4,125,000		5,010,555
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000		7,739,277
Ohio--1.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000		5,542,050
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
the Greater Cincinnati)	5.00	12/1/29	2,250,000		2,697,930
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.00	1/1/38	5,000,000		5,588,700
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000		3,446,820
Pennsylvania--2.0%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000		5,893,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000		12,958,722

Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000		5,748,750
Philadelphia School District,
GO	5.25	9/1/23	5,000,000		5,691,250
Rhode Island--.4%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	4,645,000		5,633,317
South Carolina--3.7%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000		9,097,840
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	10,000,000		10,832,000
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000		6,231,460
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000		11,286,000
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	16,000,000		17,781,440
South Dakota--.4%
South Dakota Health and
Educational Facilities
Authority, Revenue (Avera
Health Issue)	5.00	7/1/44	5,000,000		5,559,050
Tennessee--.5%
Chattanooga Health Educational and
Housing Board, Revenue
(Catholic Health Initiatives)	5.25	1/1/40	1,500,000		1,690,290
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	5,000,000		5,692,200
Texas--5.3%
Brownsville,
Utilities System Revenue	5.00	9/1/28	5,000,000		5,750,450
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000		4,589,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,000,000	b	8,725,080
Houston,
Combined Utility System First

Lien Revenue	5.00	11/15/28	4,000,000	4,829,080
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,678,360
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	4,777,698
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	8,913,218
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	5,000,000	5,580,850
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	11,063,100
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	9,275,000	10,364,627
Socorro Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/29	4,080,000	4,905,955
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	3,530,000	3,811,941
Utah--.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000	3,394,770
Virginia--.7%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000	1,839,180
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,757,045
Washington--2.5%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000	5,882,300
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000	8,154,790
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	7/1/26	5,000,000	5,978,100

Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000		3,149,071
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	12,375,000		13,669,054
West Virginia--.3%
West Virginia Water Development
Authority, Infrastructure
Excess Lottery Revenue
(Chesapeake Bay/Greenbrier
River Projects)	5.00	7/1/32	3,180,000		3,713,827
Wisconsin--1.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group) (Morgan
Stanley Municipal Trust
Program Residual Series 3337)
Recourse	5.00	11/15/43	10,000,000	e,f	11,036,100
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,603,450
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,352,950
Total Investments (cost $1,353,233,277)			99.9%		1,474,466,862
Cash and Receivables (Net)			.1%		1,256,323
Net Assets			100.0%		1,475,723,185

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security--interest rate subject to periodic change.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $46,996,650 or 3.2% of net assets.

At November 30, 2014, net unrealized appreciation on investments was $121,233,585 of which $121,797,627 related to appreciated investment securities and $564,042 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,474,466,862	-	1,474,466,862

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)